Form N-1A Supplement	Dec. 19, 2025
Invesco S&P 500 Enhanced Value ETF | Invesco S&P 500 Enhanced Value ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED december 19, 2025 OF:

Invesco S&P 500 Enhanced Value ETF (SPVU)
(the “Fund”)

Important Notice Regarding Changes in the Name, Ticker Symbol, Underlying Index,
Investment Objective, and Principal Investment Strategies of the Fund

At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, investment objective, and principal investment strategies of the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco S&P 500 Concentrated QVM ETF, and its ticker symbol will change to QVMT.

2.) Underlying Index Change. The New Underlying Index will replace the Fund’s Current Underlying Index, as set forth in the table below.

Current Underlying Index	New Underlying Index
S&P 500® Enhanced Value Index	S&P 500® Quality, Value & Momentum Multi-factor Index

Invesco KBW Regional Banking ETF | Invesco KBW Regional Banking ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 19, 2025 OF:

Invesco KBW Regional Banking ETF (KBWR)
(the “Fund”)

Important Notice Regarding Changes in the Name, Ticker Symbol, Underlying Index,
Index Provider, Investment Objective, Principal Investment Strategies
and Non-Fundamental Investment Policy of the Fund

At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, investment objective, principal investment strategies and non-fundamental investment policy of the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco Bloomberg Financial Data Providers ETF, and its ticker symbol will change to FDIQ.

2.) Underlying Index and Index Provider Change. Bloomberg Index Services Limited (the “Index Provider”) will become the index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s Current Underlying Index, as set forth in the table below.

Current Underlying Index	New Underlying Index
KBW Nasdaq Regional BankingTM Index	Bloomberg Financial Data Providers Index

Invesco Fundamental High Yield Corporate Bond ETF | Invesco Fundamental High Yield Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 19, 2025 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION

DATED December 19, 2025 OF:

Invesco Fundamental High Yield Corporate Bond ETF (PHB)

(the “Fund”)

Important Notice Regarding Changes in the Name, Ticker Symbol, Underlying Index,

Index Provider, Investment Objective, Principal Investment Strategies, Non-Fundamental Investment Policy and Unitary Management Fee of the Fund

At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved changes to the name, underlying index, investment objective, principal investment strategies, non-fundamental investment policy and unitary management fee of the Fund. These changes will be effective on or about February 23, 2026 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.) Name and Ticker Symbol Change. The Fund’s name will change to Invesco Bloomberg Enhanced Fallen Angels ETF, and its ticker symbol will change to IFLN.

2.) Underlying Index and Index Provider Change. Bloomberg Index Services Limited (the “Index Provider”) will become the index provider of a new underlying index (the “New Underlying Index”) for the Fund. The New Underlying Index will replace the Fund’s Current Underlying Index, as set forth in the table below.

Current Underlying Index	New Underlying Index
RAFI® Bonds U.S. High Yield 1-10 Index	Bloomberg US High Yield Enhanced Fallen Angels Index